OTHER FINANCIAL DATA - DIVIDENDS AND LOANS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Restrictions On Dividends Loans And Advances [Line Items]
Restricted Net Assets	$ 6,200
Undistributed Earnings of Equity Method Investments	129
Utility Subsidiaries [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Line Of Credit Facility, Maximum Ratio Of Indebtedness To Total Capitalization	65.00%
San Diego Gas and Electric Company and Subsidiary [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	425
FERC Requirement to maintain a common equity ratio at or Above	30.00%
Authorized Capital Structure, Common Equity	52.00%
Restricted Net Assets	4,200
Southern California Gas Company [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	1,000
Authorized Capital Structure, Common Equity	52.00%
Restricted Net Assets	$ 1,500